Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013 Predecessor	Jun. 30, 2014 Total	Dec. 31, 2013 Total Predecessor	Jun. 30, 2014 Total Level 2	Dec. 31, 2013 Total Level 2 Predecessor	Jun. 30, 2014 Recurring basis Total	Dec. 31, 2013 Recurring basis Total Predecessor	Jun. 30, 2014 Recurring basis Total Level 2	Dec. 31, 2013 Recurring basis Total Level 2 Predecessor
Carrying amounts and fair values of financial instruments
Derivative liabilities	$ (4,050)	$ (8,348)	$ (4,050)	$ (8,348)	$ (4,050)	$ (8,348)	$ (4,050)	$ (8,348)	$ (4,050)	$ (8,348)
Total							$ 4,050	$ 8,348	$ 4,050	$ 8,348